Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of assets and liabilities held at fair value, disaggregated by valuation technique and by product type	The following table shows the Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

Assets and liabilities held at fair value
	2023				2022
	Valuation technique using				Valuation technique using
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	94,658	73,438	6,509	174,605	62,478	64,855	6,480	133,813
Financial assets at fair value through the income statement	5,831	192,571	8,249	206,651	5,720	198,723	9,125	213,568
Derivative financial assets	107	253,189	3,540	256,836	10,054	287,152	5,174	302,380
Financial assets at fair value through other comprehensive income	30,247	40,511	1,078	71,836	20,704	44,347	11	65,062
Investment property	—	—	2	2	—	—	5	5
Total assets	130,843	559,709	19,378	709,930	98,956	595,077	20,795	714,828

Trading portfolio liabilities	(29,274)	(29,027)	(368)	(58,669)	(44,128)	(28,740)	(56)	(72,924)
Financial liabilities designated at fair value	(117)	(296,200)	(1,222)	(297,539)	(133)	(270,454)	(1,050)	(271,637)
Derivative financial liabilities	(81)	(245,310)	(4,653)	(250,044)	(10,823)	(272,434)	(6,363)	(289,620)
Total liabilities	(29,472)	(570,537)	(6,243)	(606,252)	(55,084)	(571,628)	(7,469)	(634,181)
The following table shows the Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

Level 3 assets and liabilities held at fair value by product type
	2023		2022
	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m
Interest rate derivatives	2,211	(1,701)	2,362	(2,858)
Foreign exchange derivatives	111	(91)	1,513	(1,474)
Credit derivatives	241	(820)	290	(603)
Equity derivatives	977	(2,041)	1,009	(1,428)
Corporate debt	1,867	(352)	1,677	(49)
Reverse repurchase and repurchase agreements	209	(517)	37	(434)
Loans	10,614	—	11,233	—
Private equity investments	1,375	(10)	1,291	(8)
Other[1]	1,773	(711)	1,383	(615)
Total	19,378	(6,243)	20,795	(7,469)
Note
1Other includes funds and fund-linked products, issued debt, government and government sponsored debt, asset backed securities, equity cash products and investment property.

Disclosure of analysis of movements in Level 3 assets

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2023					Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 31 December 2023
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	597	352	(146)	—	(220)	76	—	—	56	(34)	681
Loans	4,837	1,425	(1,734)	—	(382)	(34)	—	—	384	(27)	4,469
Other	1,046	1,617	(1,143)	—	—	(31)	—	—	619	(749)	1,359
Trading portfolio assets	6,480	3,394	(3,023)	—	(602)	11	—	—	1,059	(810)	6,509

Corporate debt	1,080	40	(145)	—	—	10	(8)	—	—	(89)	888
Loans	6,396	3,630	(3,263)	—	(1,361)	176	(14)	—	213	(165)	5,612
Private equity investments	1,284	97	(26)	—	(6)	(64)	86	—	—	—	1,371
Reverse repurchase and repurchase agreements	37	166	—	—	—	6	—	—	—	—	209
Other	328	33	(1)	—	(62)	(19)	(3)	—	26	(133)	169
Financial assets at fair value through the income statement	9,125	3,966	(3,435)	—	(1,429)	109	61	—	239	(387)	8,249

Corporate debt	—	193	—	—	—	—	—	—	105	—	298
Loans	—	533	—	—	—	—	—	—	—	—	533
Private equity investments	7	—	—	—	—	—	—	(3)	—	—	4
Other	4	200	—	—	(3)	—	—	—	42	—	243
Assets at fair value through other comprehensive income	11	926	—	—	(3)	—	—	(3)	147	—	1,078

Investment properties	5	—	(4)		—	—	1	—	—	—	2

Trading portfolio liabilities	(56)	(367)	45	—	—	—	—	—	—	10	(368)

Financial liabilities designated at fair value	(1,050)	(40)	—	(403)	—	(38)	(3)	—	(147)	459	(1,222)

Interest rate derivatives	(496)	130	(31)	—	58	87	—	—	326	436	510
Foreign exchange derivatives	39	—	—	—	37	(15)	—	—	11	(52)	20
Credit derivatives	(313)	(351)	56	—	(15)	(2)	—	—	51	(5)	(579)
Equity derivatives	(419)	(419)	(1)	—	3	(162)	—	—	—	(66)	(1,064)
Net derivative financial instruments[1]	(1,189)	(640)	24	—	83	(92)	—	—	388	313	(1,113)

Total	13,326	7,239	(6,393)	(403)	(1,951)	(10)	59	(3)	1,686	(415)	13,135

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2022					Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 31 December 2022
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	389	394	(182)	—	(18)	(39)	—	—	87	(34)	597
Loans	758	7,009	(2,635)	—	(19)	(264)	—	—	10	(22)	4,837
Other	1,134	665	(412)	—	(298)	(43)	—	—	275	(275)	1,046
Trading portfolio assets	2,281	8,068	(3,229)	—	(335)	(346)	—	—	372	(331)	6,480

Corporate debt	816	405	—	—	(189)	48	—	—	—	—	1,080
Loans	7,608	8,689	(7,559)	—	(1,485)	(804)	—	—	49	(102)	6,396
Private equity investments	1,095	192	(64)	—	(24)	95	(66)	—	56	—	1,284
Reverse repurchase and repurchase agreements	13	—	—	—	—	24	—	—	—	—	37
Other	180	127	—	—	(2)	3	3	—	17	—	328
Financial assets at fair value through the income statement	9,712	9,413	(7,623)	—	(1,700)	(634)	(63)	—	122	(102)	9,125

Private equity investments	—	—	—	—	—	—	—	1	6	—	7
Other	38	—	—	—	(32)	—	—	(2)	—	—	4
Assets at fair value through other comprehensive income	38	—	—	—	(32)	—	—	(1)	6	—	11

Investment properties	7	—	(1)	—	—	—	(1)	—	—	—	5

Trading portfolio liabilities	(27)	(23)	8	—	—	9	—	—	(27)	4	(56)

Financial liabilities designated at fair value	(410)	(286)	—	(98)	82	70	—	—	(448)	40	(1,050)

Interest rate derivatives	(260)	(216)	—	—	54	(467)	—	—	431	(38)	(496)
Foreign exchange derivatives	2	—	—	—	(6)	27	—	—	—	16	39
Credit derivatives	(386)	(4)	(2)	—	57	23	—	—	11	(12)	(313)
Equity derivatives	(1,405)	(213)	—	—	333	306	—	—	(11)	571	(419)
Net derivative financial instruments[1]	(2,049)	(433)	(2)	—	438	(111)	—	—	431	537	(1,189)

Total	9,552	16,739	(10,847)	(98)	(1,547)	(1,012)	(64)	(1)	456	148	13,326
Notes
1The derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £3,540m (2022: £5,174m) and derivative financial liabilities are
£4,653m (2022: £6,363m).
2 Trading income represents gains and (losses) on level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in level 2.

Disclosure of analysis of movements in Level 3 liabilities

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2023					Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 31 December 2023
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	597	352	(146)	—	(220)	76	—	—	56	(34)	681
Loans	4,837	1,425	(1,734)	—	(382)	(34)	—	—	384	(27)	4,469
Other	1,046	1,617	(1,143)	—	—	(31)	—	—	619	(749)	1,359
Trading portfolio assets	6,480	3,394	(3,023)	—	(602)	11	—	—	1,059	(810)	6,509

Corporate debt	1,080	40	(145)	—	—	10	(8)	—	—	(89)	888
Loans	6,396	3,630	(3,263)	—	(1,361)	176	(14)	—	213	(165)	5,612
Private equity investments	1,284	97	(26)	—	(6)	(64)	86	—	—	—	1,371
Reverse repurchase and repurchase agreements	37	166	—	—	—	6	—	—	—	—	209
Other	328	33	(1)	—	(62)	(19)	(3)	—	26	(133)	169
Financial assets at fair value through the income statement	9,125	3,966	(3,435)	—	(1,429)	109	61	—	239	(387)	8,249

Corporate debt	—	193	—	—	—	—	—	—	105	—	298
Loans	—	533	—	—	—	—	—	—	—	—	533
Private equity investments	7	—	—	—	—	—	—	(3)	—	—	4
Other	4	200	—	—	(3)	—	—	—	42	—	243
Assets at fair value through other comprehensive income	11	926	—	—	(3)	—	—	(3)	147	—	1,078

Investment properties	5	—	(4)		—	—	1	—	—	—	2

Trading portfolio liabilities	(56)	(367)	45	—	—	—	—	—	—	10	(368)

Financial liabilities designated at fair value	(1,050)	(40)	—	(403)	—	(38)	(3)	—	(147)	459	(1,222)

Interest rate derivatives	(496)	130	(31)	—	58	87	—	—	326	436	510
Foreign exchange derivatives	39	—	—	—	37	(15)	—	—	11	(52)	20
Credit derivatives	(313)	(351)	56	—	(15)	(2)	—	—	51	(5)	(579)
Equity derivatives	(419)	(419)	(1)	—	3	(162)	—	—	—	(66)	(1,064)
Net derivative financial instruments[1]	(1,189)	(640)	24	—	83	(92)	—	—	388	313	(1,113)

Total	13,326	7,239	(6,393)	(403)	(1,951)	(10)	59	(3)	1,686	(415)	13,135

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2022					Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 31 December 2022
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	389	394	(182)	—	(18)	(39)	—	—	87	(34)	597
Loans	758	7,009	(2,635)	—	(19)	(264)	—	—	10	(22)	4,837
Other	1,134	665	(412)	—	(298)	(43)	—	—	275	(275)	1,046
Trading portfolio assets	2,281	8,068	(3,229)	—	(335)	(346)	—	—	372	(331)	6,480

Corporate debt	816	405	—	—	(189)	48	—	—	—	—	1,080
Loans	7,608	8,689	(7,559)	—	(1,485)	(804)	—	—	49	(102)	6,396
Private equity investments	1,095	192	(64)	—	(24)	95	(66)	—	56	—	1,284
Reverse repurchase and repurchase agreements	13	—	—	—	—	24	—	—	—	—	37
Other	180	127	—	—	(2)	3	3	—	17	—	328
Financial assets at fair value through the income statement	9,712	9,413	(7,623)	—	(1,700)	(634)	(63)	—	122	(102)	9,125

Private equity investments	—	—	—	—	—	—	—	1	6	—	7
Other	38	—	—	—	(32)	—	—	(2)	—	—	4
Assets at fair value through other comprehensive income	38	—	—	—	(32)	—	—	(1)	6	—	11

Investment properties	7	—	(1)	—	—	—	(1)	—	—	—	5

Trading portfolio liabilities	(27)	(23)	8	—	—	9	—	—	(27)	4	(56)

Financial liabilities designated at fair value	(410)	(286)	—	(98)	82	70	—	—	(448)	40	(1,050)

Interest rate derivatives	(260)	(216)	—	—	54	(467)	—	—	431	(38)	(496)
Foreign exchange derivatives	2	—	—	—	(6)	27	—	—	—	16	39
Credit derivatives	(386)	(4)	(2)	—	57	23	—	—	11	(12)	(313)
Equity derivatives	(1,405)	(213)	—	—	333	306	—	—	(11)	571	(419)
Net derivative financial instruments[1]	(2,049)	(433)	(2)	—	438	(111)	—	—	431	537	(1,189)

Total	9,552	16,739	(10,847)	(98)	(1,547)	(1,012)	(64)	(1)	456	148	13,326
Notes
1The derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £3,540m (2022: £5,174m) and derivative financial liabilities are
£4,653m (2022: £6,363m).
2 Trading income represents gains and (losses) on level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in level 2.

Disclosure of unrealised gains and losses on Level 3 financial assets and liabilities	The following table discloses the unrealised gains and losses recognised in the year arising on Level 3 financial assets and liabilities held at year end.

Unrealised gains and (losses) recognised during the period on Level 3 assets and liabilities held at year end
	2023				2022
	Income statement		Other compre- hensive income	Total	Income statement		Other compre- hensive income	Total
	Trading income[1]	Other income			Trading income[1]	Other income
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	10	—	—	10	(290)	—	—	(290)
Financial assets at fair value through the income statement	113	72	—	185	(551)	(66)	—	(617)
Fair value through other comprehensive income	—	—	(3)	(3)	—	—	1	1
Investment property	—	1	—	1	—	(1)	—	(1)
Trading portfolio liabilities	—	—	—	—	8	—	—	8
Financial liabilities designated at fair value	(38)	(3)	—	(41)	55	—	—	55
Net derivative financial instruments	(107)	—	—	(107)	(80)	—	—	(80)
Total	(22)	70	(3)	45	(858)	(67)	1	(924)
Note
1Trading income represents gains and (losses) on level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in level 2.

Disclosure of significant unobservable inputs, assets	The following table discloses the valuation techniques and significant unobservable inputs for material products recognised at fair value and classified as Level 3 along with the range of values used for those significant unobservable inputs:

	Valuation technique(s)[1]	Significant unobservable inputs	2023 Range		2022 Range
			Min	Max	Min	Max	Units[2]
Derivative financial instruments[3]
Interest rate derivatives	Discounted cash flows	Inflation forwards	4	7	3	5%
		Credit spread	15	1,672	17	2,159	bps
		Yield	1	7	(3)	56%
		Growth curve	(1)	2	—	—%
	Correlation model	Inflation forwards	—	—	(20)	(13)%
	Option model	Inflation volatility	66	257	49	315	bps vol
		Interest rate volatility	26	515	36	430	bps vol
		FX - IR correlation	(20)	78	(20)	78%
		IR - IR correlation	(20)	98	12	99%
Credit derivatives	Discounted cash flows	Credit spread	1	765	3	2,943	bps
	Comparable pricing	Price	46	99	79	92	points
Equity derivatives	Option model	Equity volatility	5	138	3	140%
		Equity - equity correlation	40	100	40	100%
	Discounted cash flow	Discount margin	(238)	110	(205)	634	bps
Non-derivative financial instruments
Loans	Discounted cash flows	Loan spread	40	802	50	801	bps
		Credit spread	186	870	200	426	bps
		Yield	7	18	5	34%
	Comparable pricing	Price	0	287	0	101	points
Private equity investments	EBITDA multiple	EBITDA multiple	15	17	11	15	Multiple
	Earnings multiple	Earnings multiple	3	25	4	23	Multiple
	Discounted cash flow	Credit spread	380	630	496	559	bps
		Discount margin	8	10	8	10%
Corporate debt	Comparable pricing	Price	—	352	0	232	points
	Discounted cash flows	Loan spread	—	—	229	834	bps
Reverse repurchase and repurchase agreements	Discounted cash flows	Repo spread	385	468	321	502	bps
Notes
1A range has not been provided for Net Asset Value as there would be a wide range reflecting the diverse nature of the positions.
2The units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example, 100 points equals 100% of par. A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.
3Certain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit Valuation Adjustment for the instruments.
The range of significant unobservable credit spreads is between 29-1,672bps (2022: 17-2,159bps).

Disclosure of significant unobservable inputs, liabilities	The following table discloses the valuation techniques and significant unobservable inputs for material products recognised at fair value and classified as Level 3 along with the range of values used for those significant unobservable inputs:

	Valuation technique(s)[1]	Significant unobservable inputs	2023 Range		2022 Range
			Min	Max	Min	Max	Units[2]
Derivative financial instruments[3]
Interest rate derivatives	Discounted cash flows	Inflation forwards	4	7	3	5%
		Credit spread	15	1,672	17	2,159	bps
		Yield	1	7	(3)	56%
		Growth curve	(1)	2	—	—%
	Correlation model	Inflation forwards	—	—	(20)	(13)%
	Option model	Inflation volatility	66	257	49	315	bps vol
		Interest rate volatility	26	515	36	430	bps vol
		FX - IR correlation	(20)	78	(20)	78%
		IR - IR correlation	(20)	98	12	99%
Credit derivatives	Discounted cash flows	Credit spread	1	765	3	2,943	bps
	Comparable pricing	Price	46	99	79	92	points
Equity derivatives	Option model	Equity volatility	5	138	3	140%
		Equity - equity correlation	40	100	40	100%
	Discounted cash flow	Discount margin	(238)	110	(205)	634	bps
Non-derivative financial instruments
Loans	Discounted cash flows	Loan spread	40	802	50	801	bps
		Credit spread	186	870	200	426	bps
		Yield	7	18	5	34%
	Comparable pricing	Price	0	287	0	101	points
Private equity investments	EBITDA multiple	EBITDA multiple	15	17	11	15	Multiple
	Earnings multiple	Earnings multiple	3	25	4	23	Multiple
	Discounted cash flow	Credit spread	380	630	496	559	bps
		Discount margin	8	10	8	10%
Corporate debt	Comparable pricing	Price	—	352	0	232	points
	Discounted cash flows	Loan spread	—	—	229	834	bps
Reverse repurchase and repurchase agreements	Discounted cash flows	Repo spread	385	468	321	502	bps
Notes
1A range has not been provided for Net Asset Value as there would be a wide range reflecting the diverse nature of the positions.
2The units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example, 100 points equals 100% of par. A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.
3Certain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit Valuation Adjustment for the instruments.
The range of significant unobservable credit spreads is between 29-1,672bps (2022: 17-2,159bps).

Disclosure of sensitivity analysis of valuations using unobservable inputs, assets

Sensitivity analysis of valuations using unobservable inputs
	2023				2022
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	78	—	(158)	—	119	—	(155)	—
Foreign exchange derivatives	4	—	(9)	—	16	—	(22)	—
Credit derivatives	27	—	(32)	—	79	—	(71)	—
Equity derivatives	142	—	(226)	—	161	—	(168)	—
Corporate debt	34	—	(22)	—	45	—	(27)	—
Loans	612	2	(801)	(2)	338	—	(551)	—
Private equity investments	263	1	(263)	(1)	268	1	(281)	(1)
Other[1]	126	1	(118)	(1)	49	—	(52)	—
Total	1,286	4	(1,629)	(4)	1,075	1	(1,327)	(1)
Note
1Other includes, Equity Cash Products,  Fund and Fund Linked, Government and Government Sponsored Debt, Asset backed securities.

Disclosure of sensitivity analysis of valuations using unobservable inputs, liabilities

Sensitivity analysis of valuations using unobservable inputs
	2023				2022
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	78	—	(158)	—	119	—	(155)	—
Foreign exchange derivatives	4	—	(9)	—	16	—	(22)	—
Credit derivatives	27	—	(32)	—	79	—	(71)	—
Equity derivatives	142	—	(226)	—	161	—	(168)	—
Corporate debt	34	—	(22)	—	45	—	(27)	—
Loans	612	2	(801)	(2)	338	—	(551)	—
Private equity investments	263	1	(263)	(1)	268	1	(281)	(1)
Other[1]	126	1	(118)	(1)	49	—	(52)	—
Total	1,286	4	(1,629)	(4)	1,075	1	(1,327)	(1)
Note
1Other includes, Equity Cash Products,  Fund and Fund Linked, Government and Government Sponsored Debt, Asset backed securities.

Disclosure of fair value adjustments	Key balance sheet valuation adjustments are quantified below:

	2023	2022
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(569)	(577)
Uncollateralised derivative funding	(4)	(11)
Derivative credit valuation adjustments	(209)	(319)
Derivative debit valuation adjustments	144	208

Disclosure of comparison of carrying amounts and fair values for assets and liabilities not held at fair value	The following table summarises the fair value of financial assets and liabilities measured at amortised cost on the Group’s balance sheet:

	2023					2022
	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Financial assets
Debt securities at amortised cost	56,749	55,437	13,976	39,014	2,447	45,487	44,512	9,952	33,285	1,275
Loans and advances at amortised cost	342,747	334,706	5,854	80,533	248,319	353,292	347,149	5,165	79,868	262,116
Reverse repurchase agreements and other similar secured lending	2,594	2,594	—	2,594	—	776	776	—	776	—
Assets included in disposal groups classified as held for sale	3,855	3,855	—	3,855	—	—	—	—	—	—

Financial liabilities
Deposits at amortised cost	(538,789)	(538,502)	(382,345)	(150,757)	(5,400)	(545,782)	(545,738)	(426,016)	(116,157)	(3,565)
Repurchase agreements and other similar secured borrowing	(41,601)	(41,601)	—	(41,601)	—	(27,052)	(27,054)	—	(27,054)	—
Debt securities in issue	(96,825)	(98,123)	—	(95,999)	(2,124)	(112,881)	(113,276)	—	(110,151)	(3,125)
Subordinated liabilities	(10,494)	(10,803)	—	(10,608)	(195)	(11,423)	(11,474)	—	(11,254)	(220)
Liabilities included in disposal groups classified as held for sale	(3,078)	(3,078)	—	(3,078)	—	—	—	—	—	—